                                                              [WELLS FARGO LOGO]

WELLS FARGO SIFE SPECIALIZED FINANCIAL SERVICES FUND
                                                                      ----------
                                                                      PROSPECTUS
                                                                      ----------

                                                   Class A, Class B, and Class C

                                                          November 8, 2001

 Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund's goals match your own.

 These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission ("SEC"), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

 Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. ("Wells Fargo Bank") or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.
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                     [THIS PAGE INTENTIONALLY LEFT BLANK]
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

Table of Contents                                                  Specialized Financial Services Fund
------------------------------------------------------------------------------------------------------
Overview                                        Objective and Principal Strategy                     4
                                                Summary of Important Risks                           6
Important summary information                   Performance History                                  7
about the Fund.                                 Summary of Expenses                                  8
                                                Key Information                                     10

------------------------------------------------------------------------------------------------------
The Fund                                        Specialized Financial Services Fund                 11
                                                General Investment Risks                            12
Important information                           Organization and Management
about the Fund.                                  of the Fund                                        15

------------------------------------------------------------------------------------------------------
Your Investment                                 A Choice of Share Classes                           17
                                                Reduced Sales Charges                               19
How to open an account                          Exchanges                                           22
and how to buy, sell                            Your Account                                        23
and exchange Fund shares.                          How to Buy Shares                                25
                                                   How to Sell Shares                               28

------------------------------------------------------------------------------------------------------
Reference                                       Additional Services and
                                                 Other Information                                  30
Additional information                          Portfolio Manager                                   32
and term definitions.                           Glossary                                            33


Specialized Financial Services Fund Overview
-------------------------------------------------------------------------------
See the Fund description for further details.
Words appearing in italicized print and highlighted in color are defined in the Glossary.

-------------------------------------------------------------------------------
FUND                          OBJECTIVE
-------------------------------------------------------------------------------
Specialized Financial         Seeks long-term capital appreciation.
Services Fund

4    SIFE Specialized Financial Services Fund Prosepctus

-------------------------------------------------------------------------------
PRINCIPAL STRATEGY
-------------------------------------------------------------------------------
We invest at least 80% of the Fund's assests in equity securities of financial services companies (such as financial services holding companies, bank holding companies, commercial banks, savings and loan associations, brokerage companies, insurance companies, real estate-related companies, leasing companies, and consumer and industrial finance companies). In researching potential investments, we focus on companies that have capital growth potential because of favorable overall business prospects, the development and demand of new products and services, undervalued assets and/or earnings potential, and favorable operating ratios, such as default rates, credit quality, and interest rate spreads.


                        SIFE Specialized Financial Services Fund Prospectus   5

Summary of Important Risks
--------------------------------------------------------------------------------

This section summarizes important risks that relate to an investment in the Fund. All are important to your investment choice. Additional information about these and other risks is included in:

 .    the individual Fund Description later in this Prospectus;

 .    under the "General Investment Risks" section beginning on page 12; and

 .    in the Fund's Statement of Additional Information.

An investment in a Fund is not a deposit of Wells Fargo Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in the Fund.

Equity Securities
The Fund invests in equity securities, which are subject to equity market risk. This is the risk that stock prices will fluctuate and can decline and reduce the value of the Fund's portfolio. Certain types of stock and certain individual stocks selected for the Fund's portfolio may underperform or decline in value more than the overall market. The Fund may invest in foreign equity securities through investments in American Depository Receipts ("ADRs"). Foreign investments are subject to additional risks, which include those related to adverse political, regulatory, market or economic developments, and foreign markets can and often do perform differently from U.S. markets. ADRs (receipts evidencing ownership of foreign stock deposited in a domestic bank or trust company) reduce some of the risks of foreign investing, because a large, liquid market generally exists and U.S. trading and settlement practices reduce currency, custodial and other operational risks.

--------------------------------------------------------------------------------
FUND-SPECIFIC RISKS
--------------------------------------------------------------------------------
The Fund concentrates its investments in the financial services sector, typically financial services holding companies, bank holding companies, commercial banks, savings and loan associations, brokerage companies, insurance companies, real estate-related companies, leasing companies, and consumer and industrial finance companies. Because of its focus in the financial services sector, the Fund will be more susceptible than more diversified funds to market and other conditions affecting this single group of industries.

Financial services companies may be more greatly impacted by changing interest rates and/or economic conditions than the overall stock markets. Certain financial services companies are subject to greater regulation than other industries in the overall stock markets. For example, industries like banking, securities, and insurance are subject to special regulatory schemes not shared by other industries. Additionally, tighter government regulation of certain financial services companies in which the Fund invests may adversely affect the Fund by preventing such investments from realizing their growth potential. The increased sensitivity of the Fund's holdings, and therefore the Fund's NAV, to factors affecting the financial services sector may make the Fund more suitable for long-term investors.

6    SIFE Specialized Financial Services Fund Prospectus

Performance History
--------------------------------------------------------------------------------

The fund has been in operation for less than one calendar year, therefore no performance information is shown.

                          SIFE Specialized Financial Services Fund Prospectus  7

Specialized Financial Services Fund
--------------------------------------------------------------------------------

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining the account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------

                                                                  Specialized Financial Services Fund
                                                                  -----------------------------------
                                                                    CLASS A     CLASS B     CLASS C
-----------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                                 5.75%        None        None

Maximum deferred sales charge (load) (as a percentage of
the lower of the Net Asset Value ("NAV") at purchase or
the NAV at redemption)                                              None/1/      5.00%       1.00%
-----------------------------------------------------------------------------------------------------

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ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
                                                                    Specialized Financial Services Fund
                                                                   --------------------------------------
                                                                     CLASS A      CLASS B      CLASS C
---------------------------------------------------------------------------------------------------------
Management Fees                                                        0.95%        0.95%        0.95%
Distribution (12b-1) Fees                                              0.00%        0.75%        0.75%
Other Expenses/2/                                                      0.55%        0.55%        0.55%
---------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                   1.50%        2.25%        2.25%
---------------------------------------------------------------------------------------------------------
Fee Waivers                                                            0.15%        0.15%        0.15%
---------------------------------------------------------------------------------------------------------
NET EXPENSES/3/                                                        1.35%        2.10%        2.10%
---------------------------------------------------------------------------------------------------------

/1/ Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% CDSC if they are redeemed within one year from the date of purchase. See "A Choice of Share Classes" for further information. All other Class A shares will not have a CDSC.

/2/ Other expenses include shareholder servicing fees and are based on estimated amounts for the current fiscal year.

/3/ Fee waivers are contractual and apply for a minimum of two years from the commencement of operations of the Fund.

8    SIFE Specialized Financial Services Fund Prospectus

                                                             Summary of Expenses
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EXAMPLE OF EXPENSES
--------------------------------------------------------------------------------
These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

--------------------------------------------------------------------------------
                                          Specialized Financial Services Fund
                                       -----------------------------------------
                                          CLASS A       CLASS B       CLASS C
--------------------------------------------------------------------------------
 1 YEAR                                   $  705        $  713        $  313
 3 YEARS                                  $  993        $  973        $  673
 5 YEARS                                  $1,318        $1,376        $1,176
10 YEARS                                  $2,236        $2,280        $2,558
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you do NOT redeem your shares at the end of the periods shown:
--------------------------------------------------------------------------------

                                          Specialized Financial Services Fund
                                       -----------------------------------------
                                          CLASS A       CLASS B       CLASS C
--------------------------------------------------------------------------------
 1 YEAR                                   $  705        $  213        $  213
 3 YEARS                                  $  993        $  673        $  673
 5 YEARS                                  $1,318        $1,176        $1,176
10 YEARS                                  $2,236        $2,280        $2,558
--------------------------------------------------------------------------------



                          SIFE Specialized Financial Services Fund Prospectus  9

Key Information
--------------------------------------------------------------------------------
In this Prospectus, "we" generally means Wells Fargo Funds Trust (the "Trust"), or Wells Fargo Funds Management, LLC ("Funds Management"), the Fund's investment advisor. "We" may also refer to the Fund's other service providers. "You" means the shareholder or potential investor.

--------------------------------------------------------------------------------
Important information you should look for as you decide to invest in a Fund:
The summary information on the previous pages is designed to provide you with an overview of the Fund. The sections that follow provide more detailed information about the investments and management of the Fund.

--------------------------------------------------------------------------------
Investment Objective and Investment Strategies
The investment objective of the Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies descriptions for the Fund tell you:

 .    what the Fund is trying to achieve; and
 .    how we intend to invest your money.

--------------------------------------------------------------------------------
Permitted Investments
A summary of the Fund's key permitted investments and practices. Unless otherwise indicated, these investment policies and practices apply on an on-going basis. Percentages of the "Fund's assets" are measured as percentages of net assets plus borrowings for investment purposes.

--------------------------------------------------------------------------------
Important Risk Factors
Describes the key risk factors for the Fund, and includes risks described in the "Summary of Important Risks" and "General Investment Risks" sections.

Words appearing in italicized print and highlighted in color are defined in the Glossary.

10    SIFE Specialized Financial Services Fund Prospectus

Specialized Financial Services Fund
--------------------------------------------------------------------------------

     Portfolio Manager:  Michael J. Stead

     ---------------------------------------------------------------------------

     Investment Objective
     The Specialized Financial Services Fund seeks long-term capital appreciation.

     ---------------------------------------------------------------------------

     Investment Strategies
     We invest at least 80% of the Fund's assets in equity securities of financial services companies (such as financial services holding companies, bank holding companies, commercial banks, savings and loan associations, brokerage companies, insurance companies, real estate-related companies, leasing companies, and consumer and industrial finance companies).

     In researching potential investments, we focus on companies that have capital growth potential because of favorable overall business prospects, the development and demand of new products and services, undervalued assets and/or earnings potential, and favorable operating ratios, such as default rates, credit quality, and interest rate spreads.

     ---------------------------------------------------------------------------

     Permitted Investments
     Under normal circumstances, we invest:

     . at least 80% of the Fund's assets in equity securities of financial services companies. These equity securities include common stocks, preferred stocks, warrants, convertible debt securities, American Depository Receipts ("ADRs") and shares of other mutual funds.

     ---------------------------------------------------------------------------

     Important Risk Factors
     The Fund concentrates its investments in the financial services sector, typically financial services holding companies, bank holding companies, commercial banks, savings and loan associations, brokerage companies, insurance companies, real estate-related companies, leasing companies, and consumer and industrial finance companies. Because of its focus in the financial services sector, the Fund will be more susceptible than more diversified funds to market and other conditions affecting this single group of industries.

     Financial services companies may be more greatly impacted by changing interest rates and/or economic conditions than the overall stock markets. Certain financial services companies are subject to greater regulation than other industries in the overall stock markets. For example, industries like banking, securities, and insurance are subject to special regulatory schemes not shared by other industries. Additionally, tighter government regulation of certain financial services companies in which the Fund invests may adversely affect the Fund by preventing such investments from realizing their growth potential. The increased sensitivity of the Fund's holdings, and therefore the Fund's NAV, to market and economic factors affecting the financial services sector may make the Fund more suitable for long-term investors.

     You should consider the "Summary of Important Risks" section on page 6, the "General Investment Risks" section beginning on page 12, and the specific risks listed here. They are all important to your investment choice.

                       SIFE Specialized Financial Services Fund Prospectus    11

General Investment Risks
--------------------------------------------------------------------------------

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Funds. Certain common risks are identified in the "Summary of Important Risks" section on page 6. Other risks of mutual fund investing include the following:

 .    Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

 .    We cannot guarantee that we will meet our investment objectives.

 .    We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to provide certain services, such as selling agents or investment advisors, offer or promise to make good any such losses.

 .    Share prices--and therefore the value of your investment--will increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as price volatility.

 .    Investing in any mutual fund, including those deemed conservative, involves risk, including the possible loss of any money you invest.

 .    An investment in a single Fund, by itself, does not constitute a complete investment plan.

 .    The Fund may use certain derivative instruments, such as options or futures contracts. The term "derivatives" covers a wide number of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

We may from time to time take temporary defensive positions that are inconsistent with the Fund's principal investment strategy in attempting to respond to actual or anticipated adverse market, economic, political or other conditions. During such periods, we may not achieve the Fund's objective.

Investment practices and risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for the Fund remains within the parameters of its objective and strategies.

What follows is a general list of the types of risks (some of which are described previously) that may apply to a given Fund and a table showing some of the additional investment practices that the Fund may use and the risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk--The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Concentration Risk--The risk that investing portfolio assets in a single industry or industries exposes the portfolio to greater loss from adverse changes affecting the industry.

12    SIFE Specialized Financial Services Fund Prospectus

--------------------------------------------------------------------------------

Credit Risk--The risk that the issuer of a debt obligation will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Currency Risk--The risk that a change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of an investment made in a security denominated in that foreign currency.

Diplomatic Risk--The risk that an adverse change in the diplomatic relations between the United States and another country might reduce the value or liquidity of investments in either country.

Experience Risk--The risk presented by a new or innovative security. The risk is that insufficient experience exists to forecast how the security's value might be affected by various economic conditions.

Foreign Investment Risk--Foreign investments are subject to various additional risks, including potentially less liquidity and greater price volatility. Additional risks include those related to adverse political, regulatory, market or economic developments, risk of high levels of or even confiscatory taxation, and foreign markets can and often do perform differently from U.S. markets.

Information Risk--The risk that information about a security is either unavailable, incomplete or is inaccurate.

Leverage Risk--The risk that an investment practice, such as lending portfolio securities or engaging in forward commitment or when issued securities transactions, may increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk--The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

Market Risk--The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.

Political Risk--The risk that political actions, events or instability may be unfavorable for investments made in a particular nation's or region's industry, government or markets.

Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely affect an investment.

In addition to the general risks discussed above, you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the "Important Risk Factors" section in the summary for the Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to the Fund.

                       SIFE Specialized Financial Services Fund Prospectus    13

General Investment Risks
--------------------------------------------------------------------------------

Investment Practice/Risk
The following table lists certain regular investment practices of the Fund, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for the Fund. See the Investment Objective and Investment Strategies for the Fund or the Statement of Additional Information for more information on these practices.

Investment practices and risk levels are carefully monitored. We attempt to ensure that the risk exposure for the Fund remains within the parameters of its objective.

-----------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                                                      PRINCIPAL RISK(S)
-----------------------------------------------------------------------------------------------
Borrowing Policies
The ability to borrow from banks for temporary                           Leverage Risk
purposes (e.g. to meet shareholder redemptions).

Forward Commitment, When-Issued and Delayed
Delivery Transactions
Securities bought or sold for delivery at a later                        Interest Rate,
date or bought or sold for a fixed price at a                            Leverage, Credit and
fixed date.                                                              Experience Risk

Illiquid Securities
A security which may not be sold or disposed of in the                   Liquidity Risk
ordinary course of business within seven days at approximately the value determined for it by the Fund. Limited to 15% of
total assets.

Loans of Portfolio Securities
The practice of loaning securities to brokers, dealers                   Credit,
and financial institutions to increase return on                         Counter-Party and
those securities. Loans may be made up to 1940 Act limits                Leverage Risk
(currently one-third of total assets including the value
of collateral received).

Options
The right or obligation to receive or deliver a security or              Credit, Information
cash payment depending on the security's price or the                    and Liquidity Risk
performance of an index or benchmark. Types of options used may include: options on securities, options on a stock index, stock index futures and options on stock index futures to protect
liquidity and portfolio value.

Other Mutual Funds
Investments by the Fund in shares of other mutual funds,                 Market Risk
which will cause Fund shareholders to bear a pro rata portion of the other fund's expenses, in addition to the expenses paid by the Fund.

Privately Issued Securities
Securities that are not publicly traded but which may                    Liquidity Risk
or may not be resold in accordance with Rule 144A
under the Securities Act of 1933.

Repurchase Agreements
A transaction in which the seller of a security agrees to                Credit and
buy back a security at an agreed upon time and price,                    Counter-Party Risk
usually with interest.

14    SIFE Specialized Financial Services Fund Prospectus

Organization and Management of the Fund
--------------------------------------------------------------------------------

A number of different entities provide services to the Fund. This section shows how the Fund is organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Fund.

About Wells Fargo Funds Trust
Wells Fargo Funds Trust (the "Trust") was organized as a Delaware business trust on March 10, 1999. The Board of Trustees of the Trust supervises the Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Trust was created to succeed to the assets and operations of the various mutual funds in the Stagecoach Family of Funds and the Norwest Advantage Family of Funds. The holding company of Wells Fargo Bank, the investment advisor to the Stagecoach Family of Funds, and the holding company of Norwest Investment Management, Inc., the investment advisor to the Norwest Advantage Family of Funds, merged in November 1998.

The Board of Trustees of the Trust supervises the Fund's activities and approves the selection of various companies hired to manage the Fund's operation. The major service providers are described in the diagram below. Except for the advisor, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change service providers.

--------------------------------------------------------------------------------------------------------------
                                            BOARD OF TRUSTEES
--------------------------------------------------------------------------------------------------------------
                                     Supervises the Fund's activities
--------------------------------------------------------------------------------------------------------------
        INVESTMENT ADVISOR                                           CUSTODIAN
--------------------------------------------------------------------------------------------------------------
Wells Fargo Funds Management, LLC                          State Street Bank and Trust Co.
525 Market St., San Francisco, CA                          225 Franklin Street, Boston, MA
Manages the Fund's investment activities                   Provides safekeeping for the Fund's assets
--------------------------------------------------------------------------------------------------------------
                                          INVESTMENT SUB-ADVISOR
--------------------------------------------------------------------------------------------------------------
                                   Wells Capital Management Incorporated
                                            525 Market Street
                                            San Francisco, CA
                              Responsible for day-to-day portfolio management
--------------------------------------------------------------------------------------------------------------
                                                                                         SHAREHOLDER
                                                   TRANSFER                               SERVICING
     ADMINISTRATOR                                  AGENT                                  AGENTS
--------------------------------------------------------------------------------------------------------------
   Wells Fargo Funds                     Boston Financial Data                        Various Agents
   Management, LLC                       Services, Inc.
   525 Market St.                        Two Heritage Dr.
   San Francisco, CA                     Quincy, MA

   Manages the Fund's                    Maintains records of shares and              Provide services to
   business activities                   supervises the paying of dividends           customers
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                       FINANCIAL SERVICES FIRMS AND SELLING AGENTS
--------------------------------------------------------------------------------------------------------------
                              Advise current and prospective shareholders on Fund investments
--------------------------------------------------------------------------------------------------------------
                                                    SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------

                       SIFE Specialized Financial Services Fund Prospectus    15

Organization and Management of the Fund
--------------------------------------------------------------------------------

The Investment Advisor
Funds Management serves as the Fund's investment advisor. Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank. Funds Management is an affiliate of Wells Fargo Bank and Wells Fargo & Co., and the Fund may not purchase shares of Wells Fargo & Co. because of this relationship. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. The Fund's advisor is responsible for developing the investment policies and guidelines for the Fund, and for supervising the sub-advisor, who is responsible for the day-to-day management of the Fund. As of June 30, 2001, Funds Management and its affiliates managed over $164 billion in assets. For providing these services, Funds Management is entitled to receive an annual fee of 0.95% of the average daily net assets of the Fund.

The Sub-Advisor
Wells Capital Management Incorporated ("WCM"), an affiliate of Funds Management, is the sub-advisor for the Fund. In this capacity, it is responsible for the day-to-day investment management activities of the Fund. WCM provides advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies and high net worth individuals. As of June 30, 2001, WCM provided advisory services for over $92 billion in assets. WCM is compensated for its services by Funds Management from the fees Funds Management receives for its services as advisor.

The Administrator
Funds Management provides the Fund with administration services, including general supervision of the Fund's operation, coordination of the other services provided to the Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trustees and officers. Funds Management also furnishes office space and certain facilities to conduct the Fund's business. For providing these services Funds Management is entitled to receive an annual fee of 0.15% of the average daily net assets of the Fund.

Shareholder Servicing Plan
We have a shareholder servicing plan for the Fund. Under this plan, we have engaged various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, the Fund pays an annual fee of 0.25% of its average daily net assets.

The Transfer Agent
Boston Financial Data Services, Inc. ("BFDS") provides transfer agency and dividend disbursing services to the Fund. For providing these services, BFDS receives an annual fee, certain transaction-related fees, and is reimbursed for out-of-pocket expenses incurred on behalf of the Fund.

16  SIFE Specialized Financial Services Fund Prospectus

A Choice of Share Classes
--------------------------------------------------------------------------------

After choosing the Fund, your next most important choice is which share class to buy. The following classes of shares are available through this Prospectus:

 .    Class A Shares--with a front-end sales charge, volume reductions and lower on-going expenses than Class B and Class C shares.

 .    Class B Shares--with a contingent deferred sales charge ("CDSC") payable upon redemption that diminishes over time, and higher on-going expenses than Class A shares.

 .    Class C Shares--with a 1.00% CDSC on redemptions made within one year of purchase, and higher on-going expenses than Class A shares.

The choice among share classes of a single fund is largely a matter of preference. You should consider, among other things, the different fees and sales loads assessed on each share class and the length of time you anticipate holding your investment. If you prefer to pay sales charges up front, wish to avoid higher on-going expenses, or, more importantly, you think you may qualify for volume discounts based on the amount of your investment, then Class A shares may be the choice for you.

You may prefer to see "every dollar working" from the moment you invest. If so, then consider Class B or Class C shares. Please note that Class B shares convert to Class A shares after seven years to avoid the higher on-going expenses assessed against Class B shares.

Class C shares are similar to Class B shares, with some important differences. Unlike Class B shares, Class C shares do not convert to Class A shares. The higher on-going expenses will be assessed as long as you hold the shares. The choice between Class B and Class C shares depends on how long you intend to hold Fund shares before redeeming them.

Orders for Class B shares of $250,000 or more are either treated as orders for Class A shares or they will be refused. For Class C shares, orders of $1,000,000 or more, including orders made which because of a right of accumulation or letter of intent would qualify for the purchase of Class A shares without an initial sales charge, are also either treated as orders for Class A shares or they will be refused.

Please see the expenses listed for each class of the Specialized Financial Services Fund and the following sales charge schedules before making your decision. You should also review the "Reduced Sales Charges" section of the Prospectus. You may wish to discuss this choice with your financial consultant.

Class A Share Sales Charge Schedule
If you choose to buy Class A shares, you will pay the Public Offering Price ("POP") which is the NAV plus the applicable sales charge. Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as "breakpoint levels," the POP is lower for these purchases.

                       SIFE Specialized Financial Services Fund Prospectus    17

A Choice of Share Classes
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
 CLASS A SHARES LISTED IN THIS PROSPECTUS HAVE THE FOLLOWING SALES CHARGE SCHEDULE:
----------------------------------------------------------------------------------------------------------
                                         FRONT-END SALES                            FRONT-END SALES
                                           CHARGE AS %                                CHARGE AS %
           AMOUNT                           OF PUBLIC                                  OF AMOUNT
         OF PURCHASE                      OFFERING PRICE                                INVESTED
      Less than $50,000                       5.75%                                       6.10%

      $50,000 to $99,999                      4.75%                                       4.99%

      $100,000 to $249,999                    3.75%                                       3.90%

      $250,000 to $499,999                    2.75%                                       2.83%

      $500,000 to $999,999                    2.00%                                       2.04%

      $1,000,000 and over/1/                  0.00%                                       0.00%

     /1/ We will assess Class A shares purchases of $1,000,000 or more a 1.00% CDSC if they are redeemed within one year from the date of purchase, unless the dealer of record waived its commission with the Fund's approval. Charges are based on the lower of the NAV on the date of purchase or the date of redemption.

Class B Share CDSC Schedule
If you choose Class B shares, you buy them at NAV and agree that if you redeem your shares within six years of the purchase date, you will pay a CDSC based on how long you have held your shares. Certain exceptions apply (see "Class B and Class C Share CDSC Reductions" and "Waivers for Certain Parties"). The CDSC
schedule is as follows:

----------------------------------------------------------------------------------------------------------
 CLASS B SHARES LISTED IN THIS PROSPECTUS HAVE THE FOLLOWING CDSC SCHEDULE:
----------------------------------------------------------------------------------------------------------
REDEMPTION WITHIN           1 YEAR   2 YEARS   3 YEARS   4 YEARS   5 YEARS   6 YEARS   7 YEARS   8 YEARS
CDSC                         5.00%    4.00%     3.00%     3.00%     2.00%     1.00%     0.00%    A shares

The CDSC percentage you pay is applied to the lower of the NAV of the shares on the date of the original purchase, or the NAV of the shares on the date of redemption.

We always process partial redemptions so that the least expensive shares are redeemed first in order to reduce your CDSC. After shares are held for six years, the CDSC expires. After shares are held for seven years, the Class B shares are converted to Class A shares to reduce your future on-going expenses.

Class C Share CDSC Schedule
If you choose Class C shares, you buy them at NAV and agree that if you redeem your shares within one year of the purchase date, you will pay a CDSC of 1.00%.

The CDSC percentage you pay is applied to the lower of the NAV on the date of the original purchase, or the NAV on the date of redemption. The distributor pays sales commissions of up to 1.00% of the purchase price of Class C shares to selling agents at the time of the sale, and up to 1.00% annually thereafter.

We always process partial redemptions so that the least expensive shares are redeemed first in order to reduce your CDSC. Class C shares do not convert to Class A shares, and therefore continue to pay the higher on-going expenses.

18    SIFE Specialized Financial Services Fund Prospectus

Reduced Sales Charges
--------------------------------------------------------------------------------

Generally, we offer more sales charge reductions for Class A shares than for Class B and Class C shares, particularly if you intend to invest greater amounts. You should consider whether you are eligible for any of the potential reductions when you are deciding which share class to buy.

Class A Share Reductions
 .    You pay no sales charges on Fund shares you buy with reinvested distributions.

 .    You pay no sales charges on Fund share purchases if you were a shareholder or designated beneficiary of the SIFE Trust Fund who, pursuant to a written exchange offer, exchanged Class A-I shares into Class A-II shares of the SIFE Trust Fund.

 .    You pay a lower sales charge if you are investing an amount over a breakpoint level. See the "Class A Share Sales Charge Schedule" above.

 .    By signing a Letter of Intent ("LOI"), you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months. We will hold in escrow shares equal to approximately 5% of the amount you intend to buy. If you do not invest the amount specified in the LOI before the expiration date, we will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you should have paid. Otherwise, we will release the escrowed shares when you have invested the agreed amount.

 .    Rights of Accumulation ("ROA") allow you to combine the amount you invest with the total NAV of shares you own in other Wells Fargo front-end load Funds in order to reach breakpoint levels for a reduced load. We give you a discount on the entire amount of the investment that puts you over the breakpoint level.

 .    No Sales Charge Repayment Privilege, if you are invested in Class A shares, you have the privilege of repurchasing shares previously redeemed with no sales charge, up to the dollar amount of shares previously redeemed. Any repurchases made under this privilege must be noted on the check as a "repayment." Please be aware that not all broker-dealers recognize this repayment privilege and that the Fund may terminate this privilege to new redemptions with 90-day written notice to shareholders. In addition, please note that this repayment feature will no longer be available for purchases after May 1, 2002.

 .    You pay no sales charges on Fund shares you purchase with the proceeds of a redemption of either Class A or Class B shares within 120 days of the date of redemption.

 .    You may reinvest into a Wells Fargo Fund with no sales charge a required distribution from a pension, retirement, benefits, or similar plan for which Wells Fargo Bank acts as trustee provided the distribution occurred within the 30 days prior to your reinvestment.

If you believe you are eligible for any of these reductions, it is up to you to ask the selling agent, the shareholder servicing agent for the reduction and to provide appropriate proof of eligibility.

You, or your fiduciary or trustee, may also tell us to extend volume discounts, including the reductions offered for rights of accumulation and letters of intent, to include purchases made by:

 .    a family unit, consisting of a husband and wife and children under the age of twenty-one or single trust estate;

 .    a trustee or fiduciary purchasing for a single fiduciary relationship; or

                      SIFE Specialized Financial Services Fund Prospectus     19

Reduced Sales Charges
--------------------------------------------------------------------------------

 .    the members of a "qualified group" which consists of a "company"(as defined in the 1940 Act as amended), and related parties of such a "company," which has been in existence for at least six months and which has a primary purpose other than acquiring Fund shares at a discount.

                  How a Letter of Intent Can Save You Money!

If you plan to invest, for example, $100,000 in a Wells Fargo Fund in installments over the next year, by signing a letter of intent you would pay only 3.75% sales load on the entire purchase. Otherwise, you might pay 5.75% on the first $49,999, then 4.75% on the next $50,000!

Class B and Class C Share CDSC Reductions:

 .    You pay no CDSC on Funds shares you purchase with reinvested distributions.

 .    We waive the CDSC for all redemptions made because of scheduled (Rule 72T withdrawal schedule) or mandatory (withdrawals made after age 70-1/2 according to IRS guidelines) distributions for certain retirement plans. (See your retirement plan disclosure for details.)

 .    We waive the CDSC for redemptions made in the event of the shareholder's death or for a disability suffered after purchasing shares. ("Disability" is defined by the Internal Revenue Code of 1986.)

 .    We waive the CDSC for redemptions made at the direction of Funds Management in order to, for example, complete a merger or close an account whose value has fallen below the minimum balance.

 .    We waive the Class B share CDSC for withdrawals made by former Norwest
     Advantage Fund shareholders in certain qualified accounts up to certain limits. (See the Statement of Additional Information for further details.)

 .    We waive Class C share CDSC for certain types of accounts.

Waivers for Certain Parties
If you are eligible for certain waivers, we will sell you Class A shares so you can avoid higher on-going expenses. The following people can buy Class A shares at NAV:

 .    Current and retired employees, directors/trustees and officers of:

     .   Wells Fargo Funds (including any predecessor funds);

     .   Wells Fargo & Company and its affiliates;

 .    and the family members of any of the above.

 .    Current employees of:

     .   Stephens Inc. and its affiliates; and

     .   broker-dealers who act as selling agents;

 .    and immediate family members (spouse, siblings, parent or child) of any of the above.

     Contact your selling agent for further information.

20    SIFE Specialized Financial Services Fund Prospectus

--------------------------------------------------------------------------------

You may also buy Class A Fund shares at NAV if they are to be included in certain retirement, benefits, pension or investment "wrap accounts" with whom Funds Management has reached an agreement, or through an omnibus account maintained with a Fund by a broker-dealer.

We reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as "wrap accounts." If you own Fund shares as part of another account or package such as an IRA or a sweep account, you must read the directions for that account. These directions may supersede the terms and conditions discussed here.

Distribution Plan
We have adopted a Distribution Plan ("Plan") pursuant to Rule 12b-1 for the Class B and Class C shares of the Specialized Financial Services Fund. The Plan authorizes the payment of all or part of the cost of preparing and distributing Prospectuses and distribution-related services including ongoing compensation to selling agents. The Plan also provides that, if and to the extent any shareholder servicing payments are recharacterized as payments for distribution-related services, they are approved and payable under the distribution plan. The Class B and Class C shares each pay an annual fee of 0.75% of average daily net assets.

These fees are paid out of the Fund's assets on an on-going basis. Over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                       SIFE Specialized Financial Services Fund Prospectus    21

Exchanges
--------------------------------------------------------------------------------

Exchanges between Wells Fargo Funds are two transactions: a sale of shares of one Fund and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

 .    You should carefully read the Prospectus for the Fund into which you wish to exchange.

 .    Every exchange involves selling Fund shares and such sale may produce a capital gain or loss for tax purposes.

 .    If you are making an initial investment into a new Fund through an exchange, you must exchange at least the minimum first purchase amount of the Fund you are redeeming, unless your balance has fallen below that amount due to market conditions.

 .    Any exchange between Funds you already own must meet the minimum redemption and subsequent purchase amounts for the Fund involved.

 .    You may make exchanges between like share classes. You may also exchange from any Class C shares into the Money Market Fund Class A shares. The aging schedule of the originally purchased shares transfers to the exchanged shares for the purpose of applying any CDSC upon redemption.

 .    Exchanges between Class B shares and the Wells Fargo Money Market Fund
     Class B shares will not trigger the CDSC. The new shares will continue to age according to their original schedule while in the new Fund and will be charged the CDSC applicable to the original shares upon redemption. Exchanges into Money Market Fund Class B shares are subject to certain restrictions in addition to those described above.

 .    Exchanges from any share class to a money market fund can only be re-
     exchanged for the original share class.

 .    In order to discourage excessive exchange activity that could result in additional expenses and lower returns for the Fund, the Fund may restrict or refuse exchanges from market timers. You may be considered a market timer if you completed more than one exchange within a 3 month period, or seem to be following a timing pattern.

Generally, we will notify you at least 60 days in advance of any changes in your exchange privileges.

Contact your account representative for further details.

22    SIFE Specialized Financial Services Fund Prospectus

Your Account
-------------------------------------------------------------------------------

This section tells you how Fund shares are priced, how to open an account and how to buy and sell Fund shares once your account is open.

Pricing Fund Shares
 .    As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form. The price of the Fund shares is based on the Fund's NAV. The price at which a purchase or redemption of Fund Shares is effected is based on the next calculation after the order is placed.

 .    We determine the NAV of each class of the Fund's shares each business day as of the close of regular trading on the NYSE. We determine the NAV by subtracting each Fund class's liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class. Each Fund's assets are generally valued at current market prices. We may use fair value pricing methods to determine the value of certain assets under certain circumstances, such as when we believe that closing market prices of securities, including securities that trade primarily on a foreign exchange, do not accurately reflect their current values. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on closing market prices. See the Statement of Additional Information for further disclosure.

 .    We process requests to buy or sell shares of the Fund each business day as of the close of regular trading on the NYSE, which is usually 4:00 p.m. (Eastern time). If the NYSE closes early, the Fund will close early and will value its shares at such earlier time under these circumstances. Requests we receive in proper form before this time are processed the same day. Requests we receive after the cutoff times are processed the next business day.

 .    The Fund is open for business on each day the NYSE is open for business. NYSE holidays include New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. When any holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such holiday.

You Can Buy Fund Shares
 .    Through a brokerage account with an approved selling agent;

 .    Through certain retirement, benefits and pension plans, or through certain packaged investment products (please see the providers of the plan for instructions); or

 .    By opening an account directly with the Fund (simply complete and return a
     Wells Fargo Funds Application with proper payment).

Minimum Investments
 .    $1,000 per Fund minimum initial investment; or

 .    $100 per Fund if you use the Systematic Purchase Program; and

 .    $100 per Fund for all investments after your initial investment.

We may waive the minimum initial investment amount for purchases through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check the specific disclosure statements and Applications for the program through which you intend to invest.

                       SIFE Specialized Financial Services Fund Prospectus    23

Your Account
--------------------------------------------------------------------------------

Small Account Redemptions
We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). We will notify you approximately 60 days prior to such redemption, and we will provide you with the opportunity to make additional investments that will bring you account above the minimum investment amount. Account redemptions are net of any applicable CDSC. Please consult your selling agent for further details.

24    SIFE Specialized Financial Services Fund Prospectus

                                                               How to Buy Shares
--------------------------------------------------------------------------------

The following section explains how you can buy shares directly from Wells Fargo Funds. For Funds held through brokerage and other types of accounts, please consult your selling agent.

--------------------------------------------------------------------------------
BY MAIL
--------------------------------------------------------------------------------
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
--------------------------------------------------------------------------------
 .    Complete a Wells Fargo Funds Application. Be sure to indicate the Fund name and the share class into which you intend to invest. (If no choice is indicated, Class A shares will be designated.) Your account will be credited on the business day that the transfer agent receives your application in proper order. Failure to complete an Application properly may result in a delay in processing your request.

 .    Enclose a check for at least $1,000 made out in the full name and share class of the Fund. For example, "Wells Fargo Specialized Financial Services Fund, Class B." Please note that checks made payable to any entity other than Wells Fargo Funds will be returned to you.

 .    All purchases must be made with U.S. dollars and all checks must be drawn on U.S. banks.

 .    You may start your account with $100 if you elect the Systematic Purchase
     Plan option on the Application.

 .    Mail to: Wells Fargo Funds   Overnight Mail Only: Wells Fargo Funds
              P.O. Box 8266                            ATTN: CCSU-Boston Financial
              Boston, MA 02266-8266                    66 Brooks Drive
                                                       Braintree, MA 02184

--------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
--------------------------------------------------------------------------------
 .    Make a check payable to the full name and share class of your Fund for at least $100. Be sure to write your account number on the check as well.

 .    Enclose the payment stub/card from your statement if available.

 .    Mail to: Wells Fargo Funds
              P.O. Box 8266
              Boston, MA 02266-8266

                       SIFE Specialized Financial Services Fund Prospectus    25

Your Account
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
--------------------------------------------------------------------------------
 .    You must first call Investor Services at 1-800-222-8222, option 0 to notify them of an incoming wire trade.

 .    If you do not currently have an account, complete a Wells Fargo Funds
     Application. You must wire at least $1,000. Be sure to indicate the Fund name and the share class into which you intend to invest.

 .    All purchases must be made with U.S.dollars.

 .    Mail the completed Application. Your account will be credited on the business day that the transfer agent receives your application in proper order.

 .    Mail Application to:   Wells Fargo Funds
                            ATTN: CCSU-Boston Financial
                            66 Brooks Drive
                            Braintree, MA 02184

 .    Wire money to:         State Street Bank & Trust         Attention:
                            Boston, MA                        Wells Fargo Funds (Name
                                                              of Fund and Share Class)
                            Bank Routing Number:
                            ABA 011-000028                    Account Name:
                                                              (Registration Name
                            Wire Purchase Account Number:     Indicated on Application)
                            9905-437-1

--------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
--------------------------------------------------------------------------------
 .    Instruct your wiring bank to transmit at least $100 according to the instructions given below. Be sure to have the wiring bank include your current account number and the name your account is registered in.

 .    Wire money to:         State Street Bank & Trust         Attention:
                            Boston, MA                        Wells Fargo Funds (Name
                                                              of Fund and Share Class)
                            Bank Routing Number:
                            ABA 011-000028                    Account Name:
                                                              (Registration Name
                            Wire Purchase Account Number:     Indicated on Application)
                            9905-437-1
                                                              Wells Fargo Funds
                                                              Account Number

26    SIFE Specialized Financial Services Fund Prospectus

                                                               How to Buy Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BY PHONE
--------------------------------------------------------------------------------
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
--------------------------------------------------------------------------------
You can only make your first purchase of a Fund by phone if you already have an existing Wells Fargo Funds Account.

 .    Call Investor Services at 1-800-222-8222, option 0 for an Investor
     Services Representative or option 2 to use our Automated Voice Response service to either:

     .    transfer at least $1,000 from a linked settlement account, or

     . exchange at least $1,000 worth of shares from another Wells Fargo Fund. Please see the "Exchanges" section for special rules.

--------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
--------------------------------------------------------------------------------

 .    Call Investor Services at 1-800-222-8222, option 0 for an Investor
     Services Representative or option 2 to use our Automated Voice Response service to either:

     .    transfer at least $100 from a linked settlement account, or

     . exchange at least $100 worth of shares from another Wells Fargo Fund. Please see the "Exchanges" section for special rules.

                       SIFE Specialized Financial Services Fund Prospectus    27

Your Account
--------------------------------------------------------------------------------

The following section explains how you can sell shares held directly through an account with Wells Fargo Funds by mail or telephone. For Fund shares held through brokerage and other types of accounts, please consult your selling agent.

--------------------------------------------------------------------------------
BY MAIL
--------------------------------------------------------------------------------
 .    Write a "Letter of Instruction" stating your name, your account number, the
     Fund you wish to redeem and the dollar amount ($100 or more) of the redemption you wish to receive (or write "Full Redemption").

 .    Make sure all the account owners sign the request exactly as their names appear on the account application.

 .    You may request that redemption proceeds be sent to you by check, by ACH transfer into a bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so.

 .    Signature Guarantees are required for mailed redemption requests over
     $50,000, or if the address on your account was changed within the last 30 days. You can get a signature guarantee at financial institutions such as a bank or brokerage house. We do not accept notarized signatures.

 .    Mail to:           Wells Fargo Funds
                        P.O. Box 8266
                        Boston, MA 02266-8266

--------------------------------------------------------------------------------
BY PHONE
--------------------------------------------------------------------------------
 .    Call Investor Services at 1-800-222-8222,option 0 for an Investor Services
     Representative or option 2 to use our Automated Voice Response service to request a redemption of at least $100. Be prepared to provide your account number and Taxpayer Identification Number.

 .    Unless you have instructed us otherwise, only one account owner needs to call in redemption requests.

 .    You may request that redemption proceeds be sent to you by check, by transfer into an ACH-linked bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so.

 .    Telephone privileges are automatically made available to you unless you specifically decline them on your Application or subsequently in writing.

 .    Telephone privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity, such as providing the Taxpayer Identification Number on the account. We will not be liable for any losses incurred if we follow telephone instructions we reasonably believe to be genuine.

 .    We will not mail the proceeds of a telephone redemption request if the address on your account was changed in the last 30 days.

28   SIFE Specialized Financial Services Fund Prospectus

                                                              How to Sell Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GENERAL NOTES FOR SELLING SHARES
--------------------------------------------------------------------------------

 .     We will process requests to sell shares at the first NAV calculated after a request in proper form is received. Requests received before the cutoff times are processed on the same business day.

 .     Your redemptions are net of any applicable CDSC.

 .     If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

 .     We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check, through ACH or Systematic Purchase Plan have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

 .     Generally, we pay redemption requests in cash, unless the redemption request is for more than the lesser of $250,000 or 1% of the net assets of the Fund by a single shareholder over any ninety-day period. If a request for a redemption is over these limits, it may be to the detriment of existing shareholders to pay such redemptions in cash. Therefore, we may pay all or part of the redemption in securities of equal value.

                       SIFE Specialized Financial Services Fund Prospectus    29

Additional Services and Other Information
--------------------------------------------------------------------------------

Automatic Programs
Available to direct to fund shareholders, these programs help you conveniently purchase and/or redeem shares each month. Once you select a Program, tell us the day of the month you would like the transaction to occur. If you do not specify a date, we will process the transaction on or about the 25th day of the month. Systematic withdrawals may only be processed on or about the 25th day of the month. Call Investor Services at 1-800-222-8222; option 0 for more information.

 .    Systematic Purchase Program--With this program, you can regularly purchase shares of a Wells Fargo Fund with money automatically transferred from a linked bank account. Simply select the Fund and Class you would like to purchase and specify an amount of at least $100.

 .    Systematic Exchange Program--With this program, you can regularly exchange shares of a Wells Fargo Fund you own for shares of another Wells Fargo Fund. The exchange amount must be at least $100. See the "Exchanges" section of this Prospectus for the conditions that apply to your shares. This feature may not be available for certain types of accounts.

 .    Systematic Withdrawal Program--With this program, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. Simply specify an amount of at least $100. To participate in this program, you:

     .    must have a Fund account valued at $10,000 or more;

     .    must have your distributions reinvested; and

     .    may not simultaneously participate in the Systematic Purchase Program.

It generally takes about ten days to establish a Program once we have received your instructions. It generally takes about five days to change or cancel participation in a Program. We automatically cancel your program if the linked bank account you specified is closed.

Income and Gain Distributions
The Fund in this Prospectus pays any distributions of net investment income and capital gain at least annually.

We offer the following distribution options:

 .    Automatic Reinvestment Option--Lets you buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the income is paid. This option is automatically assigned to your account unless you specify another option.

 .    Check Payment Option--Allows you to receive checks for distributions mailed to your address of record or to another name and address which you have specified in written, signature guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible.

 .    Bank Account Payment Option--Allows you to receive distributions directly in a checking or savings account through ACH. The bank account must be linked to your Wells Fargo Fund account. In order to establish a new linked bank account, you must send a written signature guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically re-invested.

30    SIFE Specialized Financial Services Fund Prospectus

 .    Directed Distribution Purchase Option--Lets you buy shares of a different
     Wells Fargo Fund of the same share class. The new shares are purchased at NAV generally on the day the income is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

Remember, distributions have the effect of reducing the NAV per share by the amount distributed.

Taxes
The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations that affect the Fund and you as a shareholder. It is not intended as a substitute for careful tax planning. You should consult your tax advisor about your specific tax situation. Please see the Statement of Additional Information for further income tax considerations.

We will pass on to you substantially all of the Fund's net investment income and capital gains. Distributions of the Fund's ordinary income, short-term capital gain and income from certain other sources will be taxable to you as ordinary income. Distributions of the Fund's net long-term capital gain, if any, will be taxable to you as long-term capital gain. Corporate shareholders may be able to deduct a portion of distributions when determining their taxable income.

Distributions from the Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. At the end of each year, we will notify you of the federal income tax status of your distributions for the year.

If you buy Fund shares shortly before it makes a distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of the Fund when it holds appreciated securities in its portfolio, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and realizes the gain. The Fund has built up, or has the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such gain or loss will be long-term capital gain or loss if you have held your redeemed Fund shares for more than one year at the time of redemption.

Foreign residents may be subject to different tax treatment, including withholding taxes. In certain circumstances, U.S. residents may be subject to backup withholding.

                       SIFE Specialized Financial Services Fund Prospectus    31

Portfolio Manager
--------------------------------------------------------------------------------

     Michael J. Stead
     Mr. Stead joins WCM at the commencement of the Fund's operation from SIFE Trust Fund, where he managed a substantially similar mutual fund since May, 1995. Mr. Stead received his undergraduate degree in Economics in 1977, and his MBA in 1982, both from German University Fachhochschule Aachen.

32    SIFE Specialized Financial Services Fund Prospectus

Glossary
-------------------------------------------------------------------------------


We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your investment professional.

ACH
Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank which allows banks to process checks, transfer funds and perform other tasks.

American Depository Receipts ("ADRs")
Receipts for non-U.S. company stocks. The stocks underlying ADRs are typically held in bank vaults. The ADR's owner is entitled to any capital gains or dividends. ADRs are one way of owning an equity interest in foreign companies.

Annual and Semi-Annual Report
A document that provides certain financial and other important information for the most recent reporting period and the Fund's portfolio of investments.

Business Day
Generally Monday through Friday with the exception of any federal bank holiday.

Convertible Debt Securities
Bonds or notes that are exchangeable for equity securities at a set price on a set date or at the election of the holder.

Debt Obligations
Generally, a promise to pay interest and repay principal by a company sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment have been sold separately.

Derivatives
Securities whose values are derived in part from the value of another security or index. An example is a stock option

Distributions
Dividends and/or capital gains paid by a Fund on its shares.

Diversified
A diversified fund, as defined by the 1940 Act, is one that invests in cash, Government securities, other investment companies and no more than 5% of its total assets in a single issuer. These policies must apply to 75% of the Fund's total assets. Non-diversified funds are not required to follow such investment policies.

FDIC
The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

Illiquid Security
A security which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value determined for it by the Fund.

Liquidity
The ability to readily sell a security at a fair price.



                        SIFE Specialized Financial Services Fund Prospectus   33

Glossary
--------------------------------------------------------------------------------

Net Asset Value ("NAV")
The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares.

Options
An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

Public Offering Price ("POP")
The NAV with the sales load added.

Repurchase Agreement
An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Selling Agent
A person who has an agreement with the Fund's distributors that allows them to sell a Fund's shares.

Shareholder Servicing Agent
Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

Signature Guarantee
A guarantee given by a financial institution that has verified the identity of the maker of the signature.

Statement of Additional Information
A document that supplements the disclosure made in the Prospectus.

Taxpayer Identification Number
Usually the social security number for an individual or the Employer Identification Number for a corporation.

Undervalued
Describes a stock that is believed to be worth more than its current price.

U.S. Government Obligations
Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Warrants
The right to buy a stock at a set price for a set time.

34    SIFE Specialized Financial Services Fund Prospectus

YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENTS:

STATEMENT OF ADDITIONAL INFORMATION
supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and incorporated by reference into this Prospectus and is legally part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORTS
provide certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance, over the reporting period.

THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE:
Call: 1-800-222-8222

Write to:
Wells Fargo Funds
P.O. Box 8266
Boston, MA 02266-8266; or

Visit the SEC's website at http://www.sec.gov

REQUEST COPIES FOR A FEE BY WRITING TO:
SEC Public Reference Room
Washington, DC 20549-6009; or
by electronic request at publicinfo@sec.gov
Call: 1-800-SEC-0330 for details

ADDITIONAL SERVICES QUESTIONS CAN BE ANSWERED
BY CALLING YOUR INVESTMENT PROFESSIONAL.

P042 (11/01)                                                    [LOGO]
ICA Reg. No.                                           Printed on Recycled Paper
811-09253

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             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
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